UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette           West Hartford, CT           July 19, 2011
     --------------------           -----------------           -------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          137
                                         -----------

Form 13F Information Table Value Total:  $   118,266
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  -------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
--------------------------  -------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                       COM            88579Y101     1,367    13,161  SH         Sole        N/A        13,161
ABBOTT LABS                 COM            002824100       411     8,707  SH         Sole        N/A         8,707
ABIOMED INC                 COM            003654100       630    40,512  SH         Sole        N/A        40,512
AGILENT TECHNOLOGIES INC    COM            00846U101       318    10,353  SH         Sole        N/A        10,353
ALLSTATE CORP               COM            020002101       339     8,089  SH         Sole        N/A         8,089
AMERICAN BK CONN WATERBURY  COM            024327108     2,547   121,280  SH         Sole        N/A       121,280
AMERICAN EXPRESS CO         COM            025816109     1,075    26,018  SH         Sole        N/A        26,018
AMERICAN HOME PRODS CORP    COM            026609107     1,620    27,572  SH         Sole        N/A        27,572
AMERICAN INTL GROUP INC     COM            026874107     3,088    38,365  SH         Sole        N/A        38,365
ANADARKO PETE CORP          COM            032511107       240     3,829  SH         Sole        N/A         3,829
AOL TIME WARNER INC         COM            00184A105       356     8,870  SH         Sole        N/A         8,870
APACHE CORP                 COM            037411105       248     4,300  SH         Sole        N/A         4,300
APPLERA CORP                COM APBIOGRP   038020103       284    10,250  SH         Sole        N/A        10,250
AT&T CORP                   COM            001957109       581    27,283  SH         Sole        N/A        27,283
ATLT CORP                   COM LIB GRPA   001957208     1,267    90,470  SH         Sole        N/A        90,470
AUTOMATIC DATA PROCESSING
  IN                        COM            053015103     1,161    21,345  SH         Sole        N/A        21,345
BAKER HUGHES INC            COM            057224107       323     8,900  SH         Sole        N/A         8,900
BANKNORTH GROUP INC NEW     COM            06646R107     1,220    61,375  SH         Sole        N/A        61,375
BAXTER INTL INC             COM            071813109       252     2,676  SH         Sole        N/A         2,676
BELLSOUTH CORP              COM            079860102       764    18,675  SH         Sole        N/A        18,675
BERKLEY W R CORP            COM            084423102       223     4,950  SH         Sole        N/A         4,950
BJS WHOLESALE CLUB INC      COM            05548J106       325     6,800  SH         Sole        N/A         6,800
BOEING CO                   COM            097023105     1,042    18,700  SH         Sole        N/A        18,700
BP PLC                      SPONSORED ADR  055622104     1,020    20,559  SH         Sole        N/A        20,559
BRISTOL MYERS SQUIBB CO     COM            110122108     2,400    40,396  SH         Sole        N/A        40,396
BURLINGTON RES INC          COM            122014103       984    22,000  SH         Sole        N/A        22,000
CANADIAN NATL RY CO         COM            136375102       309     8,200  SH         Sole        N/A         8,200
CAPITAL ONE FINL CORP       COM            14040H105       355     6,400  SH         Sole        N/A         6,400
CENDANT CORP                COM            151313103       523    35,860  SH         Sole        N/A        35,860
CHEVRON CORP NEW            COM            166764100       344     3,914  SH         Sole        N/A         3,914
CHITTENDEN CORP             COM            170228100       207     6,631  SH         Sole        N/A         6,631
CHUBB CORP                  COM            171232101       355     4,900  SH         Sole        N/A         4,900
CISCO SYS INC               COM            17275R102       303    19,233  SH         Sole        N/A        19,233
CITIGROUP INC               COM            172967101     2,753    61,198  SH         Sole        N/A        61,198
COCA COLA CO                COM            191216100       428     9,479  SH         Sole        N/A         9,479
COMCAST CORP NEW            CL A SPL       20030N200       753    17,950  SH         Sole        N/A        17,950
COMPAQ COMPUTER CORP        COM            204493100       251    13,789  SH         Sole        N/A        13,789
CORNING INC                 COM            219350105       315    15,202  SH         Sole        N/A        15,202
COSTCO WHSL CORP NEW        COM            22160K105       458    11,700  SH         Sole        N/A        11,700
CVS CAREMARK CORPORATION    COM            126650100       886    15,150  SH         Sole        N/A        15,150
DELL INC                    COM            24702R101       640    24,900  SH         Sole        N/A        24,900
DEVON ENERGY CORP NEW       COM            25179M103       454     7,800  SH         Sole        N/A         7,800
DISNEY WALT CO              COM DISNEY     254687106       692    24,210  SH         Sole        N/A        24,210
DOW CHEM CO                 COM            260543103       442    14,010  SH         Sole        N/A        14,010
DU PONT E I DE NEMOURS &
  CO                        COM            263534109       340     8,348  SH         Sole        N/A         8,348
EASTMAN KODAK CO            COM            277461109       245     6,150  SH         Sole        N/A         6,150
ELAN PLC                    ADR            284131208       244     4,675  SH         Sole        N/A         4,675
ELECTRONIC DATA SYS NEW     COM            285661104     2,197    39,339  SH         Sole        N/A        39,339
ELECTRONICS FOR IMAGING
  INC                       COM            286082102       844    34,450  SH         Sole        N/A        34,450
EMERSON ELEC CO             COM            291011104     1,626    26,225  SH         Sole        N/A        26,225
EQUITY OFFICE PROPERTIES
  TRUST                     COM            294741103       471    16,808  SH         Sole        N/A        16,808
EXXON MOBIL CORP            COM            30231G102     5,008    61,823  SH         Sole        N/A        61,823
FEDERAL NATL MTG ASSN       COM            313586109       287     3,600  SH         Sole        N/A         3,600
FIDELITY NATL FINL INC      COM            316326107       257     9,600  SH         Sole        N/A         9,600
FIRST DATA CORP             COM            319963104     2,077    34,781  SH         Sole        N/A        34,781
FIRST UN CORP               COM            337358105       545    16,526  SH         Sole        N/A        16,526
FIRST VIRTUAL
  COMMUNICATIONS            COM            337484109        10    12,000  SH         Sole        N/A        12,000
FLEETBOSTON FINL CORP       COM            339030108     2,207    58,461  SH         Sole        N/A        58,461
GANNETT INC                 COM            364730101       436     7,300  SH         Sole        N/A         7,300
GENERAL ELECTRIC CO         COM            369604103     7,317   174,792  SH         Sole        N/A       174,792
GENERAL MTRS CORP           COM            370442105       271     5,227  SH         Sole        N/A         5,227
GENERAL MTRS CORP           CL H NEW       370442832       203    10,400  SH         Sole        N/A        10,400
GILLETTE CO                 COM            375766102       316    10,123  SH         Sole        N/A        10,123
GLAXOSMITHKLINE PLC         SPONSORED ADR  37733W105       264     5,042  SH         Sole        N/A         5,042
GUIDANT CORP                COM            401698105     1,210    26,892  SH         Sole        N/A        26,892
HALLIBURTON CO              COM            406216101       946    25,750  SH         Sole        N/A        25,750
HARLEY DAVIDSON INC         COM            412822108       981    25,850  SH         Sole        N/A        25,850
HARTFORD FINL SVCS GROUP
  INC                       COM            416515104       413     7,007  SH         Sole        N/A         7,007
HEWLETT PACKARD CO          COM            428236103     1,369    43,780  SH         Sole        N/A        43,780
HOME DEPOT INC              COM            437076102     1,578    36,622  SH         Sole        N/A        36,622
HOSPITALITY PPTYS TR        COM SH BEN IN  44106M102       216     8,200  SH         Sole        N/A         8,200
IMS HEALTH INC              COM            449934108     1,898    76,216  SH         Sole        N/A        76,216
INTEL CORP                  COM            458140100       437    16,593  SH         Sole        N/A        16,593
INTERNATIONAL BUSINESS
  MACHS                     COM            459200101     2,392    24,871  SH         Sole        N/A        24,871
ISHARES TR                  DJ US FINL SE  464287788       295     3,735  SH         Sole        N/A         3,735
ISHARES TR                  D J US HEALTH  464287762       429     7,225  SH         Sole        N/A         7,225
ISHARES TR                  DJ US TELECOM  464287713       227     6,175  SH         Sole        N/A         6,175
JOHNSON & JOHNSON           COM            478160104     2,182    24,944  SH         Sole        N/A        24,944
JPMORGAN CHASE & CO         COM            46625H100     1,148    25,570  SH         Sole        N/A        25,570
KERR MCGEE CORP             COM            492386107       383     5,900  SH         Sole        N/A         5,900
KIMBERLY CLARK CORP         COM            494368103       227     3,348  SH         Sole        N/A         3,348
KOPIN CORP                  COM            500600101       637   110,850  SH         Sole        N/A       110,850
KROGER CO                   COM            501044101       245     9,500  SH         Sole        N/A         9,500
LILLY ELI & CO              COM            532457108     1,390    18,129  SH         Sole        N/A        18,129
LUCENT TECHNOLOGIES INC     COM            549463107       360    36,091  SH         Sole        N/A        36,091
MBIA INC                    COM            55262C100       969    12,005  SH         Sole        N/A        12,005
MCDONALDS CORP              COM            580135101       760    28,643  SH         Sole        N/A        28,643
MCGRAW HILL COS INC         COM            580645109       336     5,632  SH         Sole        N/A         5,632
MEDTRONIC INC               COM            585055106       598    13,078  SH         Sole        N/A        13,078
MELLON F I N L CORP         COM            58551A108       879    21,700  SH         Sole        N/A        21,700
MERCK & CO INC              COM            589331107     2,474    32,595  SH         Sole        N/A        32,595
METROMEDIA FIBER NETWORK
  INC                       CL A           591689104       167    30,400  SH         Sole        N/A        30,400
MGIC INVT CORP WIS          COM            552848103       458     6,700  SH         Sole        N/A         6,700
MICROSOFT CORP              COM            594918104       924    16,914  SH         Sole        N/A        16,914
MOTOROLA INC                COM            620076109       940    65,920  SH         Sole        N/A        65,920
NATIONAL INSTRS CORP        COM            636518102       537    16,500  SH         Sole        N/A        16,500
NEOMAGIC CORP               COM            640497103       156    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO            COM            651290108       639    18,300  SH         Sole        N/A        18,300
NOBLE ENERGY INC            COM            655044105       876    21,000  SH         Sole        N/A        21,000
NTL INC                     COM            629407107       343    13,645  SH         Sole        N/A        13,645
OMNICOM GROUP INC           COM            681919106       249     3,000  SH         Sole        N/A         3,000
OXFORD HEALTH PLANS INC     COM            691471106       369    13,900  SH         Sole        N/A        13,900
PEPSICO INC                 COM            713448108     1,474    33,534  SH         Sole        N/A        33,534
PFIZER INC                  COM            717081103     1,902    46,449  SH         Sole        N/A        46,449
PHARMACIA CORP              COM            71713U102       260     5,165  SH         Sole        N/A         5,165
PITNEY BOWES INC            COM            724479100       553    15,900  SH         Sole        N/A        15,900
PROCTER & GAMBLE CO         COM            742718109     1,534    24,503  SH         Sole        N/A        24,503
PROGRESSIVE CORP OHIO       COM            743315103       796     8,200  SH         Sole        N/A         8,200
PROVIDIAN FINL CORP         COM            74406A102       334     6,800  SH         Sole        N/A         6,800
QWEST COMMUNICATIONS INTL
  INC                       COM            749121109       394    11,239  SH         Sole        N/A        11,239
ROGERS WIRELESS
  COMMUNICATIONS            CL B NON-VTG   775315104       272    20,800  SH         Sole        N/A        20,800
SBC COMMUNICATIONS INC      COM            783876103     2,248    50,365  SH         Sole        N/A        50,365
SCHERING PLOUGH CORP        COM            806605101       486    13,300  SH         Sole        N/A        13,300
SCHLUMBERGER LTD            COM            806857108     1,097    19,041  SH         Sole        N/A        19,041
SCHWAB CHARLES CORP NEW     COM            808513105       178    11,512  SH         Sole        N/A        11,512
STANLEY WKS                 COM            854616109     1,285    39,006  SH         Sole        N/A        39,006
STAPLES INC                 COM            855030102       265    17,862  SH         Sole        N/A        17,862
STERIS CORP                 COM            859152100       197    14,000  SH         Sole        N/A        14,000
SUN MICROSYSTEMS INC        COM            866810104       386    25,129  SH         Sole        N/A        25,129
SYNOPSYS INC                COM            871607107       811    17,300  SH         Sole        N/A        17,300
TEXACO INC                  COM            881694103       409     6,158  SH         Sole        N/A         6,158
TEXAS INSTRS INC            COM            882508104       682    22,000  SH         Sole        N/A        22,000
TEXTRON INC                 COM            883203101     1,324    23,300  SH         Sole        N/A        23,300
TRANSOCEAN SEDCO FOREX INC  ORD            690078109       265     6,112  SH         Sole        N/A         6,112
TYCO INTL LTD NEW           COM            902124106     1,329    30,742  SH         Sole        N/A        30,742
UNITED TECHNOLOGIES CORP    COM            913017109       847    11,552  SH         Sole        N/A        11,552
UNITEDHEALTH GROUP INC      COM            91324P102       782    13,200  SH         Sole        N/A        13,200
VERIZON COMMUNICATIONS INC  COM            92343V104     1,241    25,180  SH         Sole        N/A        25,180
VIACOM INC                  CL B           925524308       530    12,053  SH         Sole        N/A        12,053
WAL MART STORES INC         COM            931142103       612    12,126  SH         Sole        N/A        12,126
WASTE MGMT INC DEL          COM            94106L109       978    39,600  SH         Sole        N/A        39,600
WESTPORT RES CORP NEW       COM            961418100       464    22,100  SH         Sole        N/A        22,100
WHIRLPOOL CORP              COM            963320106       413     8,255  SH         Sole        N/A         8,255
WHITE MTNS INS GROUP LTD    COM            G9618E107       427     1,300  SH         Sole        N/A         1,300
WILLIAMS COS INC DEL        COM            969457100       945    22,050  SH         Sole        N/A        22,050
WORLDCOM INC GA NEW         COM            98157D106       566    30,366  SH         Sole        N/A        30,366
YUM BRANDS INC              COM            988498101     1,625    42,544  SH         Sole        N/A        42,544